Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
2027	$ 98
2028	51
2029	33
2030	31
2031 and thereafter	4
Net Carrying Value	$ 217	$ 151